Long-Term Loan (Details) - USD ($)	1 Months Ended
	Apr. 30, 2024	Dec. 31, 2025	[1],[2]	Jun. 30, 2025	[1],[2]	Jun. 30, 2024	[3]	Apr. 08, 2023	Aug. 03, 2022
Long-Term Loan [Line Items]
Debt issuance cost								$ 230,500
Security deposit		$ 475,000		$ 475,000		$ 475,000		475,000
Repay amount	$ 1,000,000
Percentage of prepayment fee	2.00%
Prepayment amount	$ 20,000
LIBOR [Member]
Long-Term Loan [Line Items]
Loan bears interest percentage									4.16%
Chailease International Financial Services (Singapore) Pte. Ltd. [Member]
Long-Term Loan [Line Items]
Borrower of loan agreement									$ 9,500,000
Security deposit								$ 475,000

[1]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).
[2]	This represents prepaid consulting service fees of $8,440,784 paid to third-party service providers for consulting. These services are expected to be rendered over a contractual period of two years. The Company amortizes the prepaid consulting service fees on a straight-line basis over the service period. As of December 31, 2025, $7,479,825 and $960,959 are classified as current and non-current, respectively, based on the expected timing of service delivery.
[3]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).